Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Number of shares	1,903,711	6,133,414	801,091
Acquisition cost	₩ 92,962	₩ 301,981